Derivatives - Fair value hedges - Hedging instrument by hedged risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	315,513	206,760
Carrying amount, assets	$ 5,591	$ 2,811
Carrying amount, liabilities	$ 3,667	$ 1,173
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	162,062,000,000	90,556,000,000
Carrying amount, assets	$ 4,973	$ 1,637
Carrying amount, liabilities	2,573	1,410
Change in fair value	$ 4,064	$ 1,330
Fair value hedges | Issued by HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	81,873,000,000	45,358,000,000
Carrying amount, assets	$ 913	$ 1,715
Carrying amount, liabilities	4,413	74
Change in fair value	$ (5,599)	$ (1,515)
Weighted average rate of hedging instrument	2.33%	1.30%
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	276,589	162,921,000,000
Carrying amount, assets	$ 5,066	$ 1,749
Carrying amount, liabilities	$ 3,501	$ 966
Interest rate | Issued by HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	81,873,000,000	45,358,000,000
Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	162,062	90,556
Interest rate | Fair value hedges | Issued by HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	81,873,000,000	45,358,000,000
Carrying amount, assets	$ 913	$ 1,715
Carrying amount, liabilities	$ 4,413	$ 74
Derivatives | Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	162,062,000,000	90,556,000,000
Carrying amount, assets	$ 4,973	$ 1,637
Carrying amount, liabilities	2,573	1,410
Change in fair value	$ 4,064	$ 1,330
Derivatives | Interest rate | Fair value hedges | Issued by HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	81,873,000,000	45,358,000,000
Carrying amount, assets	$ 913	$ 1,715
Carrying amount, liabilities	4,413	74
Change in fair value	$ (5,599)	$ (1,515)